ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                             DATED NOVEMBER 8, 2004

                               TO THE PROSPECTUSES

                    AND STATEMENTS OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

 ("GOLDENSELECT ACCESS(R)", "GOLDENSELECT ACCESS(R) ONE", "GOLDENSELECT DVA(R)",
       "GOLDENSELECT DVA PLUS(R)", "GOLDENSELECT ES II(R)", "GOLDENSELECT
      GENERATIONS(R)", "GOLDENSELECT LANDMARK(R)", "GOLDENSELECT LEGENDS",
        "GOLDENSELECT OPPORTUNITIES" AND "GOLDENSELECT PREMIUM PLUS(R)")

The information in this supplement updates and amends certain information concerning investment options, some or all of which is contained in each of the above-referenced prospectuses, the supplements to the prospectuses dated August 6, 2004 and the Statements of Additional Information. Not all investment options are offered through every prospectus. You should read and keep this supplement along with the prospectus.

Effective July 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

               ING GET U.S. Core Portfolio
               ING International Portfolio
               ING Liquid Assets Portfolio
               ING VP Financial Services Portfolio
               ING VP Index Plus LargeCap Portfolio
               ING VP Index Plus MidCap Portfolio
               ING VP Index Plus SmallCap Portfolio
               ING VP Intermediate Bond Portfolio
               ING VP MagnaCap Portfolio
               ING VP MidCap Opportunities Portfolio
               ING VP SmallCap Opportunities Portfolio
               ING VP Worldwide Growth Portfolio

ING MFS RESEARCH PORTFOLIO

Effective November 8, 2004, the portfolio name, "ING MFS Research Portfolio" is changed to "ING Oppenheimer Main Street Portfolio" and the subadviser is changed from Massachusetts Financial Service Company to OppenheimerFunds, Inc. wherever it appears in the prospectus. The description under the "Investment Objective" column in Appendix B, "The Investment Portfolios" is deleted and replaced with the following:

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income. The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.


GoldenSelect - 133985                    1                              11/08/04

AIM VARIABLE INSURANCE FUNDS

Effective November 8, 2004, the following portfolios have changed their names and subadviser as indicated in the chart below:

  ---------------------------------------------- -------------------------------
  FORMER FUND NAME AND SUBADVISER                NEW FUND NAME AND SUBADVISER
  ---------------------------------------------- -------------------------------
  ---------------------------------------------- -------------------------------

  INVESCO VIF - LEISURE FUND                     AIM V.I. LEISURE FUND
  SUBADVISER: INVESCO Institutional (N.A.), Inc. SUBADVISER:  AIM Advisors, Inc.
  ---------------------------------------------- -------------------------------
  ---------------------------------------------- -------------------------------

  INVESCO VIF - UTILITIES FUND                   AIM V.I. UTILITIES FUND
  SUBADVISER: INVESCO Institutional (N.A.), Inc. SUBADVISER:  AIM Advisors, Inc.
  ---------------------------------------------- -------------------------------


LIFESTYLE PORTFOLIOS

Effective November 8, 2004, the portfolios listed in the section of Appendix B, "The Investment Portfolios", entitled, "The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios" is amended to remove the ING Marsico Growth Portfolio and to add the ING Mercury Focus Value Portfolio and the ING Van Kampen Comstock Portfolio.






























ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

GoldenSelect - 133985                    2                              11/08/04

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 8, 2004

                               TO THE PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

         ("WELLS FARGO ING LANDMARK AND WELLS FARGO ING OPPORTUNITIES")

The information in this supplement updates and amends certain information contained in the prospectuses dated May 1, 2004, the supplement to the prospectuses dated August 6, 2004 and the Statements of Additional Information. You should read and keep this supplement along with the prospectus.

1. The following investment portfolios are added to the available list of investment portfolios under the ING Investors Trust Portfolios available under your Contract:

                  ING INVESTORS TRUST

                     ING American Funds Growth Portfolio
                     ING American Funds Growth-Income Portfolio
                     ING American Funds International Portfolio

2. The Fund Expense Table is amended to include the following additional portfolios:


 ---------------------------------------------------------------------------------------------------------------------------

                                                                                      TOTAL FUND                NET FUND
                                                           DISTRIBUTION                  ANNUAL                   ANNUAL
                                                             AND/OR                    EXPENSES      TOTAL      EXPENSES
                                               INVESTMENT    SERVICE    OTHER EXPENSES   WITHOUT     WAIVERS       AFTER
                                                ADVISORY     (12B-1)                  WAIVERS OR       OR      WAIVERS OR
                   FUND NAME                      FEES        FEES                   REDUCTIONS   REDUCTIONS  REDUCTIONS
 ING American Funds Growth Portfolio
 (1)(2)(3)(4)                                    0.37%        0.75%        0.05%         1.17%       0.00%        1.17%
 ING American Funds Growth-Income Portfolio
 (1)(2)(3)(4)                                    0.33%        0.75%        0.04%         1.12%       0.00%        1.12%
 ING American Funds International Portfolio
 (1)(2)(3)(4)                                    0.57%        0.75%        0.09%         1.41%       0.00%        1.41%
 ---------------------------------------------------------------------------------------------------------------------------


     (1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

     (2) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

Wells Fargo - 133982                      1                             11/08/04

     (3) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

     (4) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

3. The section of the prospectus entitled, "The Trusts and Funds", is amended to include the following:

          Certain funds are designated as "Master-Feeder" funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

4. The section of the prospectus entitled, "Trust and Fund Expenses", is amended to include the following:

          Certain funds are designated as "Master-Feeder" funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table.

5. Page B-1 of "Appendix B - The Investment Portfolios," is amended to include the following:

          Certain funds are designated as "Master-Feeder Funds." Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and securities.

6. "Appendix B -- The Investment Portfolios," is amended to add the following investment options to those available under your Contract:

      FUND NAME AND
      INVESTMENT ADVISER/SUBADVISER                    INVESTMENT OBJECTIVE
      ------------------------------------------------------ ---------------------------------------------------------
      ----------------------------------------------------------------------------------------------------------------
      ING INVESTORS TRUST
      ------------------------------------------------------ ---------------------------------------------------------
      ING AMERICAN FUNDS GROWTH PORTFOLIO                    Seeks to make your investment grow.  The Portfolio
                                                             operates as a "feeder fund" which invests all of its
          INVESTMENT ADVISER: ING Investments, LLC           assets in the "master fund" which is Class 2 shares of
          INVESTMENT SUBADVISER: Capital Research and        the Growth Fund, a series of American Funds Insurance
          Management Company                                 Series(R), a registered open-end investment company.  The
                                                             master fund invests primarily in common stocks of
                                                             companies that appear to offer superior opportunities for
                                                             growth of capital. The Growth Fund is designed for
                                                             investors seeking long-term capital appreciation
                                                             through stocks.
      ------------------------------------------------------ ---------------------------------------------------------
      ------------------------------------------------------ ---------------------------------------------------------
                                                             Seeks to make your investment grow and provide you with
                                                             income over time.  The Portfolio operates as a "feeder
      ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO             fund" which invests all of its assets in the "master
                                                             fund" which is Class 2 shares of the Growth-Income Fund,
           INVESTMENT ADVISER:  ING Investments, LLC         a series of American Funds Insurance Series(R), a
           INVESTMENT SUBADVISER:  Capital Research and      registered open-end investment company.  The master
           Management Company                                fund invests primarily in common stocks or other
                                                             securities which demonstrate the potential for
                                                             appreciation and/or dividends.  The Growth-Income Fund
                                                             is designed for investors seeking both capital
                                                             appreciation and income.
      ------------------------------------------------------ ---------------------------------------------------------

Wells Fargo - 133982                      2                             11/08/04

    ------------------------------------------------------ ---------------------------------------------------------
                                                             Seeks to make your investment grow over time.  The
                                                             Portfolio operates as a "feeder fund" which invests all
      ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO             of its assets in the "master fund" which is Class 2
                                                             shares of the International Fund, a series of
          INVESTMENT ADVISER: ING Investments, LLC           American Funds Insurance Series(R), a registered open-end
          INVESTMENT SUBADVISER: Capital Research and        investment company. The master fund invests primarily
          Management Company                                 in common stocks of companies located outside the
                                                             United States. The International Fund is designed for
                                                             investors seeking capital appreciation through stocks.
      ------------------------------------------------------ ---------------------------------------------------------

7.   ING MFS RESEARCH PORTFOLIO

          The portfolio name, "ING MFS Research Portfolio" is changed to "ING Oppenheimer Main Street Portfolio" and the subadviser is changed from Massachusetts Financial Service Company to OppenheimerFunds, Inc. wherever it appears in the prospectus. The description under the "Investment Objective" column in Appendix B is amended to read as follows to reflect a change in the investment strategy of the portfolio:

          INVESTMENT OBJECTIVE

          Seeks long-term growth of capital and future income. The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

8. Effective July 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                           ING VP Index Plus LargeCap Portfolio
                           ING VP Intermediate Bond Portfolio
                           ING VP MagnaCap Portfolio
                           ING VP MidCap Opportunities Portfolio
                           ING VP SmallCap Opportunities Portfolio
                           ING VP Worldwide Growth Portfolio

ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

Wells Fargo - 133982                      3                             11/08/04